Regulatory matters - Regulatory Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 1,115,098	$ 845,471
Less: current regulatory assets	(100,601)	(63,042)
Non-current regulatory assets	1,014,497	782,429
Total regulatory liabilities	580,630	601,518
Less: current regulatory liabilities	(34,256)	(38,483)
Non-current regulatory liabilities	546,374	563,035
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities	310,914	322,317
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	197,616	200,739
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities	32,320	26,311
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	5,086	20,136
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	1,598	5,214
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities	14,658	10,440
Rate base offset
Regulatory Liabilities [Line Items]
Total regulatory liabilities	6,053	6,874
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	12,385	9,487
Fuel and commodity cost adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets	283,941	18,094
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets	188,586	194,192
Pension and Postremployment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets	172,501	178,403
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets	102,500	99,853
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets	86,058	87,308
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets	80,778	77,730
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets	33,277	35,688
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets	26,047	26,400
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets	42,376	34,398
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets	26,955	26,546
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets	25,891	22,736
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets	11,920	14,405
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets	6,872	8,054
Other
Regulatory Liabilities [Line Items]
Total regulatory assets	$ 27,396	$ 21,664